Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
The range of useful lives for intangible assets with a finite life is as follows:

Energy services relationships	5 to 19 years
Electricity service agreements	2 to 60 years
Software	3 to 10 years
Land rights	5 to 64 years
Franchises and consents	9 to 25 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	5 to 20 years

As at	December 31, 2019			December 31, 2018
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26.6	$(15.2)	$11.4	$26.6	$(14.3)	$12.3
Electricity service agreements	8.5	(7.8)	0.7	269.5	(25.9)	243.6
Energy services relationships	91.6	(27.4)	64.2	176.1	(33.8)	142.3
Software	303.7	(101.2)	202.5	293.9	(77.7)	216.2
Land rights	1.1	(0.1)	1.0	1.4	(0.2)	1.2
Commodity contracts	327.1	(21.3)	305.8	346.3	(6.3)	340.0
Franchises and consents	—	—	—	5.0	—	5.0
Reclassified to assets held for sale (note 5)	—	—	—	(277.4)	28.7	(248.7)
	$758.6	$(173.0)	$585.6	$841.4	$(129.5)	$711.9

Summary of Estimated Amortization Expense of Intangible Assets
The following table sets forth the estimated amortization expense of intangible assets, excluding any amortization of assets not yet subject to amortization as well as assets with an indefinite life, for the years ended December 31:

2020	$79.1
2021	$70.6
2022	$69.7
2023	$62.3
2024	$24.2
Thereafter	$95.2